Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Derivative Financial Liabilities at Fair Value

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at March 31, 2026 and December 31, 2025.

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$403,548	$403,548

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$399,160	$399,160

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at December 31, 2025, and December 31, 2024.

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$399,160	$399,160

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$4,685,675	$4,685,675